Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Large-Cap Core Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001462712
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015